Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2016
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2014, 2015 and 2016 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2014
Balance at beginning of fiscal year	641,895	109,189	21,873	772,957

Provision (credit) for loan losses	(128,368)	(12,712)	14,850	(126,230)

Charge-offs	(47,927)	(3,935)	(13,286)	(65,148)
Recoveries	21,423	3,000	2,112	26,535

Net charge-offs	(26,504)	(935)	(11,174)	(38,613)

Others (Note)	14,326	—	3,737	18,063

Balance at end of fiscal year	501,349	95,542	29,286	626,177

2015
Balance at beginning of fiscal year	501,349	95,542	29,286	626,177

Provision (credit) for loan losses	(40,167)	(33,261)	13,205	(60,223)

Charge-offs	(64,634)	(3,266)	(11,322)	(79,222)
Recoveries	19,086	1,454	2,743	23,283

Net charge-offs	(45,548)	(1,812)	(8,579)	(55,939)

Others (Note)	7,543	—	2,701	10,244

Balance at end of fiscal year	423,177	60,469	36,613	520,259

2016
Balance at beginning of fiscal year	423,177	60,469	36,613	520,259

Provision (credit) for loan losses	33,532	(15,474)	16,502	34,560

Charge-offs	(97,536)	(2,173)	(12,610)	(112,319)
Recoveries	17,232	1,399	2,034	20,665

Net charge-offs	(80,304)	(774)	(10,576)	(91,654)

Others (Note)	(8,666)	—	(3,252)	(11,918)

Balance at end of fiscal year	367,739	44,221	39,287	451,247

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2015 and 2016:

	Corporate	Retail	Other	Total
	(in millions of yen)
2015
Allowance for loan losses	423,177	60,469	36,613	520,259

of which individually evaluated for impairment	284,247	8,092	15,234	307,573
of which collectively evaluated for impairment	138,930	52,377	21,379	212,686

Loans (Note)	59,108,129	12,791,303	6,312,259	78,211,691

of which individually evaluated for impairment	788,343	31,580	49,222	869,145
of which collectively evaluated for impairment	58,319,786	12,759,723	6,263,037	77,342,546

2016
Allowance for loan losses	367,739	44,221	39,287	451,247

of which individually evaluated for impairment	222,591	3,829	12,521	238,941
of which collectively evaluated for impairment	145,148	40,392	26,766	212,306

Loans (Note)	59,385,962	12,414,453	5,922,110	77,722,525

of which individually evaluated for impairment	634,049	24,768	63,280	722,097
of which collectively evaluated for impairment	58,751,913	12,389,685	5,858,830	77,000,428

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.